Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	337,327	9,833,082
CenturyLink, Inc.	45,314	428,670
Verizon Communications, Inc.	190,982	10,261,463
Total		20,523,215
Entertainment 2.0%
Activision Blizzard, Inc.(a)	35,478	2,110,231
Electronic Arts, Inc.(a)	13,484	1,350,692
Live Nation Entertainment, Inc.(a)	6,510	295,945
Netflix, Inc.(a)	20,235	7,598,243
Take-Two Interactive Software, Inc.(a)	5,226	619,856
Walt Disney Co. (The)	83,225	8,039,535
Total		20,014,502
Interactive Media & Services 5.1%
Alphabet, Inc., Class A(a)	13,839	16,080,226
Alphabet, Inc., Class C(a)	13,797	16,043,290
Facebook, Inc., Class A(a)	111,121	18,534,983
Twitter, Inc.(a)	35,850	880,476
Total		51,538,975
Media 1.3%
Charter Communications, Inc., Class A(a)	7,239	3,158,448
Comcast Corp., Class A	209,631	7,207,114
Discovery, Inc., Class A(a)	7,305	142,009
Discovery, Inc., Class C(a)	15,491	271,712
DISH Network Corp., Class A(a)	11,827	236,422
Fox Corp., Class A	16,373	386,894
Fox Corp., Class B	7,499	171,577
Interpublic Group of Companies, Inc. (The)	17,903	289,850
News Corp., Class A	17,944	161,047
News Corp., Class B	5,619	50,515
Omnicom Group, Inc.	10,050	551,745
ViacomCBS, Inc., Class B	24,957	349,647
Total		12,976,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(a)	14,620	1,226,618
Total Communication Services		106,280,290
Consumer Discretionary 9.6%
Auto Components 0.1%
Aptiv PLC	11,790	580,539
BorgWarner, Inc.	9,540	232,490
Total		813,029
Automobiles 0.2%
Ford Motor Co.	179,811	868,487
General Motors Co.	58,055	1,206,383
Harley-Davidson, Inc.	7,128	134,933
Total		2,209,803
Distributors 0.1%
Genuine Parts Co.	6,710	451,784
LKQ Corp.(a)	14,152	290,258
Total		742,042
Diversified Consumer Services 0.0%
H&R Block, Inc.	9,020	127,002
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	18,500	243,645
Chipotle Mexican Grill, Inc.(a)	1,185	775,464
Darden Restaurants, Inc.	5,661	308,298
Hilton Worldwide Holdings, Inc.	13,031	889,235
Las Vegas Sands Corp.	15,610	662,957
Marriott International, Inc., Class A	12,529	937,294
McDonald’s Corp.	34,776	5,750,212
MGM Resorts International	23,785	280,663
Norwegian Cruise Line Holdings Ltd.(a)	9,828	107,715
Royal Caribbean Cruises Ltd.	7,940	255,430
Starbucks Corp.	54,531	3,584,868
Wynn Resorts Ltd.	4,461	268,507
Yum! Brands, Inc.	13,966	957,090
Total		15,021,378
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	15,488	526,592
Garmin Ltd.	6,671	500,058
Leggett & Platt, Inc.	6,082	162,268
Lennar Corp., Class A	12,923	493,659
Mohawk Industries, Inc.(a)	2,748	209,507
Newell Brands, Inc.	17,593	233,635
NVR, Inc.(a)	160	411,058
PulteGroup, Inc.	11,764	262,572
Whirlpool Corp.	2,915	250,107
Total		3,049,456
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	19,228	37,489,216
Booking Holdings, Inc.(a)	1,935	2,603,194
eBay, Inc.	35,314	1,061,539
Expedia Group, Inc.	6,455	363,223
Total		41,517,172
Leisure Products 0.0%
Hasbro, Inc.	5,878	420,571
Multiline Retail 0.5%
Dollar General Corp.	11,758	1,775,575
Dollar Tree, Inc.(a)	10,927	802,807
Kohl’s Corp.	7,232	105,515
Macy’s, Inc.	14,270	70,066
Nordstrom, Inc.	4,943	75,825
Target Corp.	23,403	2,175,777
Total		5,005,565
Specialty Retail 2.2%
Advance Auto Parts, Inc.	3,197	298,344
AutoZone, Inc.(a)	1,103	933,138
Best Buy Co., Inc.	10,516	599,412
CarMax, Inc.(a)	7,589	408,516
Gap, Inc. (The)	9,825	69,168
Home Depot, Inc. (The)	50,367	9,404,023
L Brands, Inc.	10,725	123,981
Lowe’s Companies, Inc.	35,389	3,045,223
O’Reilly Automotive, Inc.(a)	3,491	1,050,966
Ross Stores, Inc.	16,701	1,452,486
Common Stocks (continued)
Issuer	Shares	Value ($)
Tiffany & Co.	4,989	646,076
TJX Companies, Inc. (The)	55,999	2,677,312
Tractor Supply Co.	5,466	462,150
Ulta Beauty, Inc.(a)	2,642	464,199
Total		21,634,994
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(a)	7,007	75,606
Hanesbrands, Inc.	16,698	131,413
Nike, Inc., Class B	57,539	4,760,777
PVH Corp.	3,421	128,766
Ralph Lauren Corp.	2,296	153,442
Tapestry, Inc.	12,743	165,022
Under Armour, Inc., Class A(a)	8,694	80,072
Under Armour, Inc., Class C(a)	8,988	72,443
VF Corp.	15,125	817,960
Total		6,385,501
Total Consumer Discretionary		96,926,513
Consumer Staples 7.7%
Beverages 1.8%
Brown-Forman Corp., Class B	8,414	467,061
Coca-Cola Co. (The)	178,063	7,879,288
Constellation Brands, Inc., Class A	7,739	1,109,463
Molson Coors Beverage Co., Class B	8,673	338,334
Monster Beverage Corp.(a)	17,627	991,695
PepsiCo, Inc.	64,386	7,732,758
Total		18,518,599
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	20,403	5,817,507
Kroger Co. (The)	37,037	1,115,555
Sysco Corp.	23,557	1,074,906
Walgreens Boots Alliance, Inc.	34,624	1,584,048
Walmart, Inc.	65,506	7,442,792
Total		17,034,808
Food Products 1.2%
Archer-Daniels-Midland Co.	25,703	904,232
Campbell Soup Co.	7,799	360,002
ConAgra Foods, Inc.	22,468	659,211
General Mills, Inc.	27,905	1,472,547

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hershey Co. (The)	6,851	907,757
Hormel Foods Corp.	12,845	599,091
JM Smucker Co. (The)	5,262	584,082
Kellogg Co.	11,499	689,825
Kraft Heinz Co. (The)	28,754	711,374
Lamb Weston Holdings, Inc.	6,748	385,311
McCormick & Co., Inc.	5,705	805,603
Mondelez International, Inc., Class A	66,483	3,329,469
Tyson Foods, Inc., Class A	13,627	788,594
Total		12,197,098
Household Products 1.9%
Church & Dwight Co., Inc.	11,329	727,095
Clorox Co. (The)	5,791	1,003,291
Colgate-Palmolive Co.	39,573	2,626,064
Kimberly-Clark Corp.	15,830	2,024,182
Procter & Gamble Co. (The)	115,155	12,667,050
Total		19,047,682
Personal Products 0.2%
Coty, Inc., Class A	13,648	70,424
Estee Lauder Companies, Inc. (The), Class A	10,276	1,637,378
Total		1,707,802
Tobacco 0.9%
Altria Group, Inc.	86,260	3,335,674
Philip Morris International, Inc.	71,847	5,241,957
Total		8,577,631
Total Consumer Staples		77,083,620
Energy 2.6%
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,014	315,147
Halliburton Co.	40,533	277,651
Helmerich & Payne, Inc.	5,009	78,391
National Oilwell Varco, Inc.	17,817	175,141
Schlumberger Ltd.	63,927	862,376
TechnipFMC PLC	19,407	130,803
Total		1,839,509
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	17,367	72,594
Cabot Oil & Gas Corp.	18,836	323,791
Chevron Corp.	87,311	6,326,555
Concho Resources, Inc.	9,287	397,948
ConocoPhillips Co.	50,672	1,560,698
Devon Energy Corp.	17,870	123,482
Diamondback Energy, Inc.	7,443	195,007
EOG Resources, Inc.	26,867	965,063
Exxon Mobil Corp.	195,376	7,418,427
Hess Corp.	11,965	398,434
HollyFrontier Corp.	6,853	167,967
Kinder Morgan, Inc.	89,945	1,252,034
Marathon Oil Corp.	36,935	121,516
Marathon Petroleum Corp.	29,987	708,293
Noble Energy, Inc.	22,085	133,393
Occidental Petroleum Corp.	41,246	477,629
ONEOK, Inc.	19,071	415,938
Phillips 66	20,522	1,101,005
Pioneer Natural Resources Co.	7,647	536,437
Valero Energy Corp.	18,965	860,252
Williams Companies, Inc. (The)	55,971	791,990
Total		24,348,453
Total Energy		26,187,962
Financials 10.8%
Banks 4.1%
Bank of America Corp.	373,835	7,936,517
Citigroup, Inc.	100,813	4,246,244
Citizens Financial Group, Inc.	20,070	377,517
Comerica, Inc.	6,656	195,287
Fifth Third Bancorp	32,768	486,605
First Republic Bank	7,780	640,138
Huntington Bancshares, Inc.	47,689	391,527
JPMorgan Chase & Co.	144,830	13,039,045
KeyCorp	45,481	471,638
M&T Bank Corp.	6,095	630,406
People’s United Financial, Inc.	20,510	226,635
PNC Financial Services Group, Inc. (The)	20,233	1,936,703
Regions Financial Corp.	44,547	399,587

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SVB Financial Group(a)	2,378	359,268
Truist Financial Corp.	61,930	1,909,921
U.S. Bancorp	65,632	2,261,022
Wells Fargo & Co.	177,725	5,100,707
Zions Bancorp	7,872	210,655
Total		40,819,422
Capital Markets 2.6%
Ameriprise Financial, Inc.(b)	5,849	599,406
Bank of New York Mellon Corp. (The)	38,753	1,305,201
BlackRock, Inc.	5,443	2,394,757
Cboe Global Markets, Inc.	5,115	456,514
Charles Schwab Corp. (The)	52,795	1,774,968
CME Group, Inc.	16,550	2,861,660
E*TRADE Financial Corp.	10,432	358,026
Franklin Resources, Inc.	12,878	214,934
Goldman Sachs Group, Inc. (The)	14,717	2,275,101
Intercontinental Exchange, Inc.	25,710	2,076,082
Invesco Ltd.	17,190	156,085
MarketAxess Holdings, Inc.	1,750	581,997
Moody’s Corp.	7,499	1,586,038
Morgan Stanley	53,782	1,828,588
MSCI, Inc.	3,911	1,130,123
Nasdaq, Inc.	5,299	503,140
Northern Trust Corp.	9,780	737,999
Raymond James Financial, Inc.	5,698	360,114
S&P Global, Inc.	11,290	2,766,614
State Street Corp.	16,796	894,723
T. Rowe Price Group, Inc.	10,795	1,054,132
Total		25,916,202
Consumer Finance 0.5%
American Express Co.	30,980	2,652,198
Capital One Financial Corp.	21,510	1,084,534
Discover Financial Services	14,472	516,216
Synchrony Financial	26,063	419,354
Total		4,672,302
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	90,328	16,514,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
Aflac, Inc.	33,894	1,160,530
Allstate Corp. (The)	14,962	1,372,464
American International Group, Inc.	40,167	974,050
Aon PLC	10,812	1,784,412
Arthur J Gallagher & Co.	8,609	701,720
Assurant, Inc.	2,797	291,140
Chubb Ltd.	20,930	2,337,672
Cincinnati Financial Corp.	7,017	529,433
Everest Re Group Ltd.	1,887	363,096
Globe Life, Inc.	4,605	331,422
Hartford Financial Services Group, Inc. (The)	16,645	586,570
Lincoln National Corp.	9,155	240,960
Loews Corp.	11,816	411,551
Marsh & McLennan Companies, Inc.	23,300	2,014,518
MetLife, Inc.	36,096	1,103,455
Principal Financial Group, Inc.	11,921	373,604
Progressive Corp. (The)	26,994	1,993,237
Prudential Financial, Inc.	18,561	967,770
Travelers Companies, Inc. (The)	11,922	1,184,451
Unum Group	9,524	142,955
Willis Towers Watson PLC	5,934	1,007,890
WR Berkley Corp.	6,700	349,539
Total		20,222,439
Total Financials		108,145,033
Health Care 15.1%
Biotechnology 2.4%
AbbVie, Inc.	68,286	5,202,710
Alexion Pharmaceuticals, Inc.(a)	10,223	917,923
Amgen, Inc.	27,435	5,561,898
Biogen, Inc.(a)	8,332	2,636,078
Gilead Sciences, Inc.	58,421	4,367,554
Incyte Corp.(a)	8,253	604,367
Regeneron Pharmaceuticals, Inc.(a)	3,690	1,801,790
Vertex Pharmaceuticals, Inc.(a)	11,870	2,824,467
Total		23,916,787

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	81,611	6,439,924
ABIOMED, Inc.(a)	2,088	303,094
Align Technology, Inc.(a)	3,313	576,296
Baxter International, Inc.	23,577	1,914,217
Becton Dickinson and Co.	12,485	2,868,678
Boston Scientific Corp.(a)	64,360	2,100,067
Cooper Companies, Inc. (The)	2,288	630,733
Danaher Corp.	29,517	4,085,448
Dentsply Sirona, Inc.	10,273	398,901
Edwards Lifesciences Corp.(a)	9,629	1,816,222
Hologic, Inc.(a)	12,387	434,784
IDEXX Laboratories, Inc.(a)	3,965	960,482
Intuitive Surgical, Inc.(a)	5,338	2,643,431
Medtronic PLC	61,899	5,582,052
ResMed, Inc.	6,644	978,595
STERIS PLC	3,920	548,682
Stryker Corp.	14,873	2,476,206
Teleflex, Inc.	2,140	626,720
Varian Medical Systems, Inc.(a)	4,194	430,556
Zimmer Biomet Holdings, Inc.	9,503	960,563
Total		36,775,651
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	6,938	614,013
Anthem, Inc.	11,713	2,659,319
Cardinal Health, Inc.	13,511	647,717
Centene Corp.(a)	26,963	1,601,872
Cigna Corp.	17,242	3,054,937
CVS Health Corp.	60,075	3,564,250
DaVita, Inc.(a)	4,145	315,269
HCA Healthcare, Inc.	12,212	1,097,248
Henry Schein, Inc.(a)	6,777	342,374
Humana, Inc.	6,119	1,921,488
Laboratory Corp. of America Holdings(a)	4,482	566,480
McKesson Corp.	7,458	1,008,769
Quest Diagnostics, Inc.	6,219	499,386
UnitedHealth Group, Inc.	43,749	10,910,126
Universal Health Services, Inc., Class B	3,709	367,488
Total		29,170,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.	14,505	913,670
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	14,293	1,023,665
Illumina, Inc.(a)	6,788	1,853,939
IQVIA Holdings, Inc.(a)	8,337	899,229
Mettler-Toledo International, Inc.(a)	1,126	777,514
PerkinElmer, Inc.	5,130	386,186
Thermo Fisher Scientific, Inc.	18,519	5,251,988
Waters Corp.(a)	2,971	540,871
Total		10,733,392
Pharmaceuticals 5.0%
Allergan PLC	15,160	2,684,836
Bristol-Myers Squibb Co.	108,249	6,033,799
Eli Lilly & Co.	39,015	5,412,161
Johnson & Johnson	121,528	15,935,967
Merck & Co., Inc.	117,562	9,045,220
Mylan NV(a)	23,836	355,395
Perrigo Co. PLC	6,283	302,149
Pfizer, Inc.	255,545	8,340,989
Zoetis, Inc.	21,999	2,589,062
Total		50,699,578
Total Health Care		152,209,814
Industrials 8.1%
Aerospace & Defense 2.0%
Arconic, Inc.	17,886	287,249
Boeing Co. (The)	24,693	3,682,714
General Dynamics Corp.	10,825	1,432,256
Huntington Ingalls Industries, Inc.	1,892	344,742
L3 Harris Technologies, Inc.	10,207	1,838,485
Lockheed Martin Corp.	11,464	3,885,723
Northrop Grumman Corp.	7,242	2,191,067
Raytheon Co.	12,862	1,686,851
Raytheon Technologies Corp.	37,464	3,533,979
Textron, Inc.	10,539	281,075
TransDigm Group, Inc.	2,296	735,156
Total		19,899,297

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	6,241	413,154
Expeditors International of Washington, Inc.	7,865	524,753
FedEx Corp.	11,080	1,343,561
United Parcel Service, Inc., Class B	32,356	3,022,697
Total		5,304,165
Airlines 0.2%
Alaska Air Group, Inc.	5,691	162,023
American Airlines Group, Inc.	18,008	219,518
Delta Air Lines, Inc.	26,578	758,270
Southwest Airlines Co.	21,876	779,004
United Airlines Holdings, Inc.(a)	10,054	317,204
Total		2,236,019
Building Products 0.3%
Allegion PLC	4,288	394,582
AO Smith Corp.	6,325	239,148
Fortune Brands Home & Security, Inc.	6,424	277,838
Johnson Controls International PLC	35,619	960,288
Masco Corp.	13,118	453,490
Trane Technologies PLC	11,068	914,106
Total		3,239,452
Commercial Services & Supplies 0.4%
Cintas Corp.	3,868	670,015
Copart, Inc.(a)	9,445	647,171
Republic Services, Inc.	9,726	730,034
Rollins, Inc.	6,499	234,874
Waste Management, Inc.	18,021	1,668,024
Total		3,950,118
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,254	495,755
Quanta Services, Inc.	6,573	208,561
Total		704,316
Electrical Equipment 0.4%
AMETEK, Inc.	10,553	760,027
Eaton Corp. PLC	19,087	1,482,869
Emerson Electric Co.	28,130	1,340,394
Rockwell Automation, Inc.	5,336	805,256
Total		4,388,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.3%
3M Co.	26,555	3,625,023
General Electric Co.	403,286	3,202,091
Honeywell International, Inc.	32,996	4,414,535
Roper Technologies, Inc.	4,804	1,497,935
Total		12,739,584
Machinery 1.4%
Caterpillar, Inc.	25,521	2,961,457
Cummins, Inc.	7,075	957,389
Deere & Co.	14,539	2,008,708
Dover Corp.	6,704	562,734
Flowserve Corp.	6,038	144,248
Fortive Corp.	13,643	752,957
IDEX Corp.	3,510	484,766
Illinois Tool Works, Inc.	13,509	1,919,899
Ingersoll Rand, Inc.(a)	15,980	396,304
PACCAR, Inc.	15,975	976,552
Parker-Hannifin Corp.	5,932	769,558
Pentair PLC	7,764	231,057
Snap-On, Inc.	2,537	276,076
Stanley Black & Decker, Inc.	7,017	701,700
Westinghouse Air Brake Technologies Corp.	8,410	404,773
Xylem, Inc.	8,315	541,556
Total		14,089,734
Professional Services 0.3%
Equifax, Inc.	5,592	667,964
IHS Markit Ltd.	18,514	1,110,840
Nielsen Holdings PLC	16,428	206,007
Robert Half International, Inc.	5,425	204,794
Verisk Analytics, Inc.	7,563	1,054,131
Total		3,243,736
Road & Rail 1.0%
CSX Corp.	35,911	2,057,700
JB Hunt Transport Services, Inc.	3,936	363,017
Kansas City Southern	4,581	582,612
Norfolk Southern Corp.	12,045	1,758,570

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	4,420	580,169
Union Pacific Corp.	32,058	4,521,461
Total		9,863,529
Trading Companies & Distributors 0.2%
Fastenal Co.	26,486	827,687
United Rentals, Inc.(a)	3,467	356,754
W.W. Grainger, Inc.	2,019	501,722
Total		1,686,163
Total Industrials		81,344,659
Information Technology 25.1%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	2,504	507,185
Cisco Systems, Inc.	195,898	7,700,751
F5 Networks, Inc.(a)	2,808	299,417
Juniper Networks, Inc.	15,458	295,866
Motorola Solutions, Inc.	7,913	1,051,796
Total		9,855,015
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	13,695	998,092
CDW Corp.	6,630	618,380
Corning, Inc.	35,515	729,478
FLIR Systems, Inc.	6,192	197,463
IPG Photonics Corp.(a)	1,639	180,749
Keysight Technologies, Inc.(a)	8,658	724,501
TE Connectivity Ltd.	15,441	972,474
Zebra Technologies Corp., Class A(a)	2,490	457,164
Total		4,878,301
IT Services 5.5%
Accenture PLC, Class A	29,323	4,787,273
Akamai Technologies, Inc.(a)	7,459	682,424
Alliance Data Systems Corp.	1,894	63,733
Automatic Data Processing, Inc.	19,976	2,730,320
Broadridge Financial Solutions, Inc.	5,292	501,840
Cognizant Technology Solutions Corp., Class A	25,285	1,174,994
DXC Technology Co.	11,819	154,238
Fidelity National Information Services, Inc.	28,382	3,452,386
Fiserv, Inc.(a)	26,369	2,504,791
FleetCor Technologies, Inc.(a)	4,004	746,906
Common Stocks (continued)
Issuer	Shares	Value ($)
Gartner, Inc.(a)	4,126	410,826
Global Payments, Inc.	13,877	2,001,480
International Business Machines Corp.	40,901	4,537,148
Jack Henry & Associates, Inc.	3,548	550,792
Leidos Holdings, Inc.	6,140	562,731
MasterCard, Inc., Class A	40,995	9,902,752
Paychex, Inc.	14,713	925,742
PayPal Holdings, Inc.(a)	54,224	5,191,406
VeriSign, Inc.(a)	4,772	859,389
Visa, Inc., Class A	79,044	12,735,569
Western Union Co. (The)	19,361	351,015
Total		54,827,755
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.(a)	54,008	2,456,284
Analog Devices, Inc.	17,003	1,524,319
Applied Materials, Inc.	42,656	1,954,498
Broadcom, Inc.	18,317	4,342,961
Intel Corp.	200,867	10,870,922
KLA Corp.	7,291	1,048,008
Lam Research Corp.	6,698	1,607,520
Maxim Integrated Products, Inc.	12,497	607,479
Microchip Technology, Inc.	11,033	748,037
Micron Technology, Inc.(a)	51,122	2,150,191
NVIDIA Corp.	28,259	7,449,072
Qorvo, Inc.(a)	5,360	432,177
QUALCOMM, Inc.	52,730	3,567,184
Skyworks Solutions, Inc.	7,866	703,063
Texas Instruments, Inc.	43,164	4,313,379
Xilinx, Inc.	11,608	904,728
Total		44,679,822
Software 8.5%
Adobe, Inc.(a)	22,350	7,112,664
ANSYS, Inc.(a)	3,957	919,884
Autodesk, Inc.(a)	10,163	1,586,444
Cadence Design Systems, Inc.(a)	12,953	855,416
Citrix Systems, Inc.	5,314	752,197
Fortinet, Inc.(a)	6,558	663,473
Intuit, Inc.	12,016	2,763,680
Microsoft Corp.	352,275	55,557,290

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	26,476	495,366
Oracle Corp.	100,039	4,834,885
Paycom Software, Inc.(a)	2,270	458,563
Salesforce.com, Inc.(a)	40,960	5,897,421
ServiceNow, Inc.(a)	8,710	2,496,112
Synopsys, Inc.(a)	6,941	893,931
Total		85,287,326
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.(c)	192,863	49,043,132
Hewlett Packard Enterprise Co.	59,755	580,221
HP, Inc.	68,427	1,187,893
NetApp, Inc.	10,536	439,246
Seagate Technology PLC	10,679	521,135
Western Digital Corp.	13,729	571,401
Xerox Holdings Corp.	8,585	162,600
Total		52,505,628
Total Information Technology		252,033,847
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	10,182	2,032,429
Albemarle Corp.	4,896	275,988
Celanese Corp., Class A	5,584	409,810
CF Industries Holdings, Inc.	10,044	273,197
Corteva, Inc.	34,564	812,254
Dow, Inc.	34,244	1,001,295
DuPont de Nemours, Inc.	34,213	1,166,663
Eastman Chemical Co.	6,284	292,709
Ecolab, Inc.	11,581	1,804,667
FMC Corp.	5,987	489,078
International Flavors & Fragrances, Inc.	4,926	502,846
Linde PLC	24,802	4,290,746
LyondellBasell Industries NV, Class A	11,851	588,165
Mosaic Co. (The)	16,145	174,689
PPG Industries, Inc.	10,917	912,661
Sherwin-Williams Co. (The)	3,795	1,743,878
Total		16,771,075
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,884	545,739
Vulcan Materials Co.	6,111	660,416
Total		1,206,155
Containers & Packaging 0.3%
Amcor PLC	74,810	607,457
Avery Dennison Corp.	3,853	392,505
Ball Corp.	15,110	977,012
International Paper Co.	18,109	563,733
Packaging Corp. of America	4,367	379,187
Sealed Air Corp.	7,132	176,232
WestRock Co.	11,907	336,492
Total		3,432,618
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	66,997	452,230
Newmont Corp.	37,859	1,714,255
Nucor Corp.	14,006	504,496
Total		2,670,981
Total Materials		24,080,829
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexandria Real Estate Equities, Inc.	5,664	776,308
American Tower Corp.	20,457	4,454,512
Apartment Investment & Management Co., Class A	6,877	241,727
AvalonBay Communities, Inc.	6,447	948,805
Boston Properties, Inc.	6,641	612,499
Crown Castle International Corp.	19,198	2,772,191
Digital Realty Trust, Inc.	12,137	1,685,951
Duke Realty Corp.	16,970	549,489
Equinix, Inc.	3,941	2,461,430
Equity Residential	16,120	994,765
Essex Property Trust, Inc.	3,047	671,071
Extra Space Storage, Inc.	5,979	572,549
Federal Realty Investment Trust	3,242	241,886
Healthpeak Properties, Inc.	22,860	545,211
Host Hotels & Resorts, Inc.	33,120	365,645
Iron Mountain, Inc.	13,262	315,636
Kimco Realty Corp.	19,498	188,546

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	5,265	542,453
ProLogis, Inc.	34,093	2,740,054
Public Storage	6,936	1,377,559
Realty Income Corp.	15,828	789,184
Regency Centers Corp.	7,740	297,448
SBA Communications Corp.	5,196	1,402,764
Simon Property Group, Inc.	14,166	777,147
SL Green Realty Corp.	3,760	162,056
UDR, Inc.	13,532	494,459
Ventas, Inc.	17,212	461,282
Vornado Realty Trust	7,316	264,912
Welltower, Inc.	18,734	857,642
Weyerhaeuser Co.	34,412	583,283
Total		29,148,464
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,459	582,959
Total Real Estate		29,731,423
Utilities 3.5%
Electric Utilities 2.2%
Alliant Energy Corp.	11,102	536,116
American Electric Power Co., Inc.	22,812	1,824,504
Duke Energy Corp.	33,663	2,722,663
Edison International	16,561	907,377
Entergy Corp.	9,198	864,336
Evergy, Inc.	10,529	579,621
Eversource Energy	14,954	1,169,552
Exelon Corp.	44,891	1,652,438
FirstEnergy Corp.	24,948	999,666
NextEra Energy, Inc.	22,567	5,430,072
NRG Energy, Inc.	11,618	316,707
Pinnacle West Capital Corp.	5,191	393,426
PPL Corp.	35,451	874,931
Southern Co. (The)	48,425	2,621,729
Xcel Energy, Inc.	24,217	1,460,285
Total		22,353,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.1%
Atmos Energy Corp.	5,510	546,757
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	30,652	416,867
Multi-Utilities 1.1%
Ameren Corp.	11,358	827,203
CenterPoint Energy, Inc.	23,188	358,255
CMS Energy Corp.	13,106	769,978
Consolidated Edison, Inc.	15,346	1,196,988
Dominion Energy, Inc.	38,009	2,743,870
DTE Energy Co.	8,876	842,954
NiSource, Inc.	17,252	430,782
Public Service Enterprise Group, Inc.	23,353	1,048,783
Sempra Energy	13,013	1,470,339
WEC Energy Group, Inc.	14,564	1,283,525
Total		10,972,677
Water Utilities 0.1%
American Water Works Co., Inc.	8,348	998,087
Total Utilities		35,287,811
Total Common Stocks (Cost $821,161,052)		989,311,801

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(d)	13,444,057	13,437,335
Total Money Market Funds (Cost $13,438,172)		13,437,335
Total Investments in Securities (Cost: $834,599,224)		1,002,749,136
Other Assets & Liabilities, Net		1,323,772
Net Assets		1,004,072,908

At March 31, 2020, securities and/or cash totaling $2,207,237 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	80	06/2020	USD	10,278,800	483,133	—
S&P 500 Index E-mini	30	06/2020	USD	3,854,550	—	(28,078)
Total					483,133	(28,078)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	5,699	150	—	5,849	—	(366,870)	5,528	599,406
Columbia Short-Term Cash Fund, 0.787%
	6,978,367	34,641,560	(28,175,870)	13,444,057	131	(705)	37,145	13,437,335
Total					131	(367,575)	42,673	14,036,741

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2020